Insurance contracts linked to pensions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of types of insurance contracts [abstract]
Schedule of insurance contracts linked to pensions
The detail of Insurance contracts linked to pensions in the consolidated balance sheets is as follows:

EUR million
	2020	2019	2018
Assets relating to insurance contracts covering post-employment benefit plan obligations:
Banco Santander, S.A.	174	192	210
	174	192	210